Trade Receivables and Trade Payables - Schedule of Trade Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade receivables, gross
Trade receivables, net	RM 12,589,414	$ 2,988,443	RM 8,409,351
Third Parties [Member]
Trade receivables, gross
Trade receivables, net	RM 12,589,414	$ 2,988,443	RM 8,409,351